Cover	Jan. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2021
Entity File Number	001-38933
Entity Registrant Name	CrowdStrike Holdings, Inc.
Entity Central Index Key	0001535527
Entity Tax Identification Number	45-3788918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 Mathilda Place
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94086
City Area Code	888
Local Phone Number	512-8906
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0005 par value
Trading Symbol	CRWD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false